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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/08

Check here if Amendment [ ]; Amendment Number:
                                               ------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Firelake Capital Management, LLC
Address:   575 High Street, Suite 330
           Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Firelake Capital Management, LLC

Name:    Martin L. Lagod
Title:   Managing Director
Phone:   650-321-0880

Signature, Place, and Date of Signing:


/s/ Martin L. Lagod                      Palo Alto, CA   July 25, 2008
--------------------------------------   -------------   -------------
[Signature]                              [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             21

Form 13F Information Table Value Total:      $85,662.0
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
                                   TITLE           MARKET VALUE                                                  VOTING AUTHORITY
                                     OF              (X$1000)   SHARE / PRN SHARE / PUT / INVESTMENT   OTHER  ---------------------
          NAME OF ISSUER           CLASS   CUSIP       (USD)       AMOUNT     PRN    CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------- ----- --------- ------------ ----------- ------- ----- ---------- -------- --------- ------ ----
ADVANCED ANALOGIC TECH INC CMN      COM  00752J108        5,782   1,400,000    SH                             1,400,000
ALTAIR NANOTECHNOLOGIES INC CMN     COM  021373105           17      10,000    SH                                10,000
APPLIED MICRO CIRCUITS CORP CMN     COM  03822W406        6,848     800,000    SH                               800,000
ARUBA NETWORKS, INC. CMN            COM  043176106        5,884   1,125,000    SH                             1,125,000
ATHEROS COMMUNICATIONS INC CMN      COM  04743P108        7,500     250,000    SH                               250,000
CYBERSOURCE CORP CMN                COM  23251J106        8,030     480,000    SH                               480,000
DATA DOMAIN INC CMN                 COM  23767P109        8,399     360,000    SH                               360,000
ECHELON CORP CMN                    COM  27874N105        3,924     360,000    SH                               360,000
ENER1 INC CMN                       COM  29267A203        1,484     200,000    SH                               200,000
FUELCELL ENERGY INC CMN             COM  35952H106          178      25,000    SH                                25,000
LEADIS TECHNOLOGY, INC. CMN         COM  52171N103        3,160   1,975,000    SH                             1,975,000
MAXWELL TECHNOLOGIES INC. CMN       COM  577767106        1,381     130,000    SH                               130,000
MEMSIC INC CMN                      COM  586264103        1,337     450,000    SH                               450,000
MONOLITHIC POWER SYSTEMS, INC. CMN  COM  609839105        7,027     325,000    SH                               325,000
NETLOGIC MICROSYSTEMS, INC. CMN     COM  64118B100        9,296     280,000    SH                               280,000
NETWORK EQUIPMENT TECHNOLOGIES CMN  COM  641208103        2,130     600,000    SH                               600,000
RENTECH INC CMN                     COM  760112102        2,660   1,400,000    SH                             1,400,000
SYNTHESIS ENERGY SYSTEMS INC. CMN   COM  871628103          630      70,000    SH                                70,000
VERAZ NETWORKS, INC. CMN            COM  923359103          761     447,800    SH                               447,800
VIRAGE LOGIC CORP CMN               COM  92763R104        4,368     610,000    SH                               610,000
MELLANOX TECHNOLOGIES, LTD. CMN     COM  M51363113        4,866     359,400    SH                               359,400